Consolidated Statements of Operations (Parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Gain on sale of subsidiaries, income taxes	$ 0	$ 0